Patents and Other Intangibles (Details) - Schedule of Patents and Other Intangibles - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accumulated amortization
Carrying amount	$ 914,204	$ 694,963
Patents [Member]
Accumulated amortization
Carrying amount	615,103	602,867
Software [Member]
Accumulated amortization
Carrying amount	299,101	92,096
Cost [Member]
Cost
Balance of Beginning	991,509	806,868
Additions during the period	382,388	184,641
Balance of Ending	1,373,897	991,509
Cost [Member] | Patents [Member]
Cost
Balance of Beginning	899,413	806,868
Additions during the period	90,978	92,545
Balance of Ending	990,391	899,413
Cost [Member] | Software [Member]
Cost
Balance of Beginning	92,096
Additions during the period	291,410	92,096
Balance of Ending	383,506	92,096
Accumulated amortization [Member]
Cost
Balance of Beginning	(296,546)	(225,451)
Charge	(163,147)	(71,095)
Balance of Ending	(459,693)	(296,546)
Accumulated amortization [Member] | Patents [Member]
Cost
Balance of Beginning	(296,546)	(225,451)
Charge	(78,742)	(71,095)
Balance of Ending	(375,288)	(296,546)
Accumulated amortization [Member] | Software [Member]
Cost
Balance of Beginning
Charge	(84,405)
Balance of Ending	$ (84,405)